T. ROWE PRICE Financial Services Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.3%
BANKS  28.3%
Community Banks  1.5%
Flagstar Financial  345,666 4,017
Fulton Financial  343,000 6,205
New York Community Bancorp, Warrants, 3/7/31, Acquisition
Date: 3/7/24, Cost $— (1)(2) 622 1,773
UMB Financial  149,600 15,124
27,119
International Banks  0.8%
BAWAG Group (EUR)  62,802 6,479
Canadian Imperial Bank of Commerce (CAD)  154,100 8,668
15,147
Large Regional Banks  9.6%
East West Bancorp  310,700 27,888
Huntington Bancshares  961,499 14,432
PNC Financial Services Group  52,800 9,281
Popular  254,926 23,548
Regions Financial  843,500 18,329
Synovus Financial  301,000 14,069
U.S. Bancorp  548,100 23,141
Webster Financial  485,517 25,028
Western Alliance Bancorp  285,861 21,963
177,679
Money Center Banks  14.6%
Bank of America  2,116,700 88,330
Citigroup  1,035,000 73,475
JPMorgan Chase  274,800 67,408
Wells Fargo  581,641 41,756
270,969
Trust Banks  1.8%
State Street  377,675 33,813
33,813
Total Banks 524,727
CAPITAL MARKETS  19.2%
Alternative Asset Managers  4.5%
Apollo Global Management  177,100 24,252
Ares Management, Class A  54,700 8,020
CVC Capital Partners (EUR) (1) 247,470 4,910
KKR  211,100 24,405

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
StepStone Group, Class A  302,400 15,794
TPG  128,400 6,090
83,471
Brokerage & Wealth Managers  5.9%
Ameriprise Financial  11,100 5,374
Charles Schwab  930,044 72,804
LPL Financial Holdings  73,935 24,187
Raymond James Financial  55,650 7,730
110,095
Business Development Companies  0.4%
Barings BDC (3) 118,042 1,126
MSC Income Fund  313,581 5,165
Trinity Capital (3) 68,524 1,039
7,330
Exchanges  3.0%
Cboe Global Markets  45,306 10,252
CME Group  25,954 6,886
Intercontinental Exchange  228,181 39,361
56,499
Investment Banks  2.6%
Goldman Sachs Group  35,800 19,557
Lazard  192,000 8,314
Morgan Stanley  121,213 14,142
UBS Group (CHF)  231,434 7,108
49,121
Traditional Asset Managers  2.8%
Affiliated Managers Group  74,300 12,484
Blackrock  9,173 8,682
Invesco  576,400 8,744
Janus Henderson Group  237,700 8,593
Virtus Investment Partners  42,300 7,291
WisdomTree  707,700 6,313
52,107
Total Capital Markets 358,623
CONSUMER FINANCE  5.0%
Consumer Finance  5.0%
American Express  62,900 16,923
Capital One Financial  191,892 34,406
Discover Financial Services  96,400 16,456
LendingClub (1) 579,500 5,980

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
SLM  636,700 18,700
SoFi Technologies (1) 57,700 671
Total Consumer Finance 93,136
INSURANCE  26.7%
Brokers  3.0%
Marsh & McLennan  171,864 41,940
Willis Towers Watson  38,996 13,179
55,119
International Insurance  0.6%
Great-West Lifeco (CAD)  279,500 10,950
10,950
Life & Health  4.6%
Corebridge Financial  570,588 18,014
Equitable Holdings  397,550 20,708
MetLife  368,454 29,583
Voya Financial  266,619 18,066
86,371
Miscellaneous Insurance  3.2%
Berkshire Hathaway, Class B (1) 110,497 58,849
58,849
Primary Commercial  8.0%
American Financial Group  9,600 1,261
American International Group  329,023 28,605
Arch Capital Group  107,700 10,359
Chubb  178,464 53,894
Hartford Insurance Group  241,729 29,909
James River Group Holdings  875,658 3,678
Palomar Holdings (1) 15,460 2,119
SiriusPoint (1) 327,900 5,670
Travelers  53,684 14,197
149,692
Primary Personal Lines  4.0%
Allstate  171,345 35,480
Progressive  128,064 36,243
Safety Insurance Group  35,300 2,785
74,508
Reinsurance  3.3%
Axis Capital Holdings  213,739 21,425
Everest Group  14,964 5,437

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
Gallop Holdings - Ascot Group, Acquisition Date: 11/8/24,
Cost $12,263 (1)(2)(4)(5) 12,263,172 12,141
RenaissanceRe Holdings  94,793 22,750
61,753
Total Insurance 497,242
MORTGAGE FINANCE  1.2%
Mortgage  1.2%
Essent Group  169,900 9,807
PennyMac Financial Services  127,424 12,756
Total Mortgage Finance 22,563
PAYMENTS & BUSINESS SERVICES &
MISCELLANEOUS  13.4%
Business Services  0.5%
Allfunds Group (EUR) (3) 1,384,114 7,967
iCapital, Acquisition Date: 3/10/25, Cost $1,710 (1)(2)(5) 122,165 1,710
9,677
Payments  12.4%
Corpay (1) 26,400 9,206
Fiserv (1) 104,200 23,011
Global Payments  102,500 10,037
Mastercard, Class A  152,182 83,414
PayPal Holdings (1) 239,800 15,647
Visa, Class A  235,172 82,418
Western Union  590,900 6,252
229,985
Rating Agencies & Miscellaneous  0.5%
S&P Global  18,700 9,501
9,501
Total Payments & Business Services & Miscellaneous 249,163
REAL ESTATE  0.3%
Commercial & Industrial Real Estate Investment
Trusts  0.3%
KKR Real Estate Finance Trust, REIT  437,000 4,720
Total Real Estate 4,720
Total Miscellaneous Common Stocks  4.2% (6) 77,863
Total Common Stocks (Cost $1,313,569) 1,828,037

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.2%
CAPITAL MARKETS  0.1%
Exchanges  0.1%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $353 (1)(2)(5)(7) 712 317
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $213 (1)(2)(5)(7) 712 317
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $841 (1)(2)(5)(7) 961 429
Total Capital Markets 1,063
INSURANCE  0.1%
Primary Commercial  0.1%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $2,207 (1)
(2)(5) 133,551 1,175
Total Insurance 1,175
Total Convertible Preferred Stocks (Cost $3,614) 2,238
SHORT-TERM INVESTMENTS  1.4%
Money Market Funds  1.4%
T. Rowe Price Government Reserve Fund, 4.39% (4)(8) 26,820,198 26,820
Total Short-Term Investments (Cost $26,820) 26,820
SECURITIES LENDING COLLATERAL  0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.39% (4)(8) 10,498,632 10,499
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 10,499

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.39% (4)(8) 1,550,045 1,550
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 1,550
Total Securities Lending Collateral (Cost $12,049) 12,049
Total Investments in Securities  100.5%
(Cost $1,356,052) $ 1,869,144
Other Assets Less Liabilities (0.5)% (9,452)
Net Assets 100.0% $ 1,859,692
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $17,862 and represents 1.0% of net assets.
(3) All or a portion of this security is on loan at March 31, 2025.
(4) Affiliated Companies
(5) Level 3 in fair value hierarchy.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(8) Seven-day yield
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Financial Services Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Gallop Holdings - Ascot Group  $ — $ 1 $ —
T. Rowe Price Government Reserve Fund,
4.39% — — 454 ++
Totals $ — # $ 1 $ 454 +
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
Gallop Holdings - Ascot Group  $ 12,140 $ — $ — $ 12,141
T. Rowe Price Government
Reserve Fund, 4.39% 67,537 ¤ ¤ 38,869
Total $ 51,010 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $454 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $51,132.

T. ROWE PRICE Financial Services Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Financial Services Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Financial Services Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Financial Services Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Financial Services Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F117-054Q1 03/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,747,804 $ 66,382 $ 13,851 $ 1,828,037
Convertible Preferred Stocks — — 2,238 2,238
Short-Term Investments 26,820 — — 26,820
Securities Lending Collateral 12,049 — — 12,049
Total $ 1,786,673 $ 66,382 $ 16,089 $ 1,869,144